SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock shares reserved for issuance under incentive plans (in shares)		95,900,000
Treasury stock (shares)		0	194,707,945
Preferred stock authorized (shares)		100,000,000
Preferred stock, par value (USD per share)		$ 0.01
Preferred stock issued (shares)		0
Stock issued during period, new issues (shares)	17,300,000
Issuance of common stock	$ 1,400,000	$ 0
Common Stock $0.001 Par Value
Class of Stock [Line Items]
Number of shares issued upon Separation per former class A common stock		2.1584
Common stock, par value (USD per share)		$ 0.001	$ 0.001
Number of shares issued upon Separation per former class B common stock		2.1584
Series 1 Mandatorily Exchangeable Preferred Stock
Class of Stock [Line Items]
Number of shares issued upon Separation per former class A common stock		1
Series 2 Mandatorily Exchangeable Preferred Stock
Class of Stock [Line Items]
Number of shares issued upon Separation per former class B common stock		1